United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6307

(Investment Company Act File Number)

Federated Intermediate Government Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/2012

Date of Reporting Period: Quarter ended 11/30/2011

Item 1. Schedule of Investments

Federated Intermediate Government Fund, Inc.

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 44.6%
		Federal Home Loan Bank System – 22.2%
$3,000,000		3.625%, 5/29/2013	3,147,610
2,500,000	[1]	5.000%, 11/17/2017	2,988,243
		TOTAL	6,135,853
		Federal Home Loan Mortgage Corporation – 16.8%
2,000,000	[1]	3.750%, 3/27/2019	2,256,591
2,250,000	[2]	4.500%, 7/15/2013	2,400,990
		TOTAL	4,657,581
		Federal National Mortgage Association – 5.6%
1,500,000		1.625%, 10/26/2015	1,535,043
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,743,056)	12,328,477
		Mortgage-Backed Securities – 22.7%
		Federal Home Loan Mortgage Corporation – 0.0%
1,764		6.500%, 12/1/2015	1,889
		Federal National Mortgage Association – 22.7%
1,981,848		3.500%, 2/1/2026	2,059,172
2,000,000		4.000%, 6/1/2026	2,097,948
2,000,000	[3]	4.500%, 12/1/2026	2,126,040
		TOTAL	6,283,160
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,270,956)	6,285,049
		Collateralized Mortgage Obligations – 32.9%
		Federal Home Loan Mortgage Corporation – 4.9%
180,088		REMIC 2411 FJ, 0.598%, 12/15/2029	179,140
1,009,759		REMIC 2458 FB, 1.248%, 1/15/2032	1,024,803
143,022		REMIC 2534 FI, 1.148%, 2/15/2032	144,749
		TOTAL	1,348,692
		Federal National Mortgage Association – 28.0%
173,917		REMIC 1993-220 FA, 0.881%, 11/25/2013	174,542
1,763,226		REMIC 1999-51 F, 0.752%, 9/17/2029	1,766,609
984,330		REMIC 2003-76 CA, 3.750%, 7/25/2033	1,017,218
1,551,478	[4]	REMIC 2006-58 FP, 0.557%, 7/25/2036	1,546,756
1,791,252		REMIC 2006-85 PF, 0.637%, 9/25/2036	1,787,802
1,453,832	[4]	REMIC 370 F21, 0.557%, 6/1/2036	1,448,870
		TOTAL	7,741,797
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,077,292)	9,090,489
		Repurchase Agreements – 27.0%
2,047,000		Interest in $3,800,000,000 joint repurchase agreement 0.14%, dated 11/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,800,014,778 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,914,015,222.	2,047,000

Principal Amount		Value
$5,437,000	Interest in $1,150,000,000 joint repurchase agreement 0.15%, dated 11/30/2011 under which Bank of Montreal will repurchase securities provided as collateral for $1,150,004,792 on 12/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2041 and the market value of those underlying securities was $1,173,124,459 (purchased with proceeds from securities lending collateral).	5,437,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	7,484,000
	TOTAL INVESTMENTS — 127.2% (IDENTIFIED COST $34,575,304)[5]	35,188,015
	OTHER ASSETS AND LIABILITIES - NET — (27.2)%[6]	(7,526,880)
	TOTAL NET ASSETS — 100%	$27,661,135

At November 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7] U.S. Treasury Note 2-Year Long Futures	15	$3,307,500	March 2012	$1,842
[7] U.S. Treasury Note 5-Year Long Futures	50	$6,132,031	March 2012	$(1,671)
[7] U.S. Treasury Bond 30-Year Long Futures	4	$565,500	March 2012	$(8,102)
[7] U.S. Treasury Note 10-Year Short Futures	5	$646,719	March 2012	$2,724
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,207)

The average notional amount of long and short Futures contracts held by the Fund throughout the period was $2,533,530 and $792,691, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$5,244,834	$5,437,000
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	At November 30, 2011, the cost of investments for federal tax purposes was $34,575,304. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $612,711. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $632,301 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,590.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions, as well as loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$ —	$12,328,477	$ —	$12,328,477
Mortgage-Backed Securities	—	6,285,049	—	6,285,049
Collateralized Mortgage Obligations	—	9,090,489	—	9,090,489
Repurchase Agreements	—	7,484,000	—	7,484,000
TOTAL SECURITIES	$ —	$35,188,015	$ —	$35,188,015
OTHER FINANCIAL INSTRUMENTS*	$(5,207)	$ —	$ —	$(5,207)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Intermediate Government Fund, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 23, 2012